Income Taxes - Reconciliation of Provision/Benefit (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of the provision/(benefit) based on the federal statutory income tax rate
Provision at U.S. Federal Statutory tax rate			$ 8.7	$ (5.4)	$ (91.2)
State and local income taxes, net of federal benefit			0.2	0.8	(8.3)
Foreign tax rate differential			(43.1)	(11.8)	(12.6)
Goodwill impairment					69.2
Permanent items			34.8	2.8	56.2
Unrecognized Tax Positions			(2.8)	2.5	(1.3)
Tax valuation allowance			28.1	29.5	10.3
Foreign tax credit			(0.2)	(0.2)
Income Tax			(7.7)	6.1
Other			(1.5)	(0.6)	(0.4)
Total Provision /(benefit)	$ 5.9	$ 19.0	$ 16.5	$ 23.7	$ 21.9